Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Service revenue	$ 4,375,586	$ 3,977,693	$ 3,489,969
Product sales	778,310	711,363	322,342
Total revenue	5,153,896	4,689,056	3,812,311
Operating income (loss)	660,436	539,956	715,051
Depreciation and amortization	882,469	779,828	472,552
Expenditures for long-lived assets	(474,189)	(318,394)	(262,842)
Long-lived assets (at year end)	1,557,515	1,477,195	1,209,968
Total assets (at year end)	15,060,162	15,114,692	8,435,297
Segment Total
Segment Reporting Information [Line Items]
Service revenue	4,376,023	3,987,051	3,489,247
Product sales	779,449	717,546	322,342
Total revenue	5,155,472	4,704,597	3,811,589
Operating income (loss)	1,374,161	1,196,757	943,523
Depreciation and amortization	431,963	424,663	389,050
Expenditures for long-lived assets	(470,729)	(306,776)	(259,353)
Long-lived assets (at year end)	1,557,515	1,477,195	1,209,968
Total assets (at year end)	14,720,352	14,360,396	7,953,876
Segment Total | North America Gaming and Interactive
Segment Reporting Information [Line Items]
Service revenue	975,214	780,189	45,575
Product sales	398,241	321,618	86,926
Total revenue	1,373,455	1,101,807	132,501
Operating income (loss)	344,125	294,256	1,054
Depreciation and amortization	94,177	78,918	25,717
Expenditures for long-lived assets	(132,297)	(82,834)	(25,454)
Long-lived assets (at year end)	394,233	403,482	84,424
Total assets (at year end)	5,577,491	6,077,680	374,806
Segment Total | North America Lottery
Segment Reporting Information [Line Items]
Service revenue	1,128,306	992,684	865,023
Product sales	65,269	52,986	75,074
Total revenue	1,193,575	1,045,670	940,097
Operating income (loss)	300,394	182,615	74,293
Depreciation and amortization	143,882	154,693	151,684
Expenditures for long-lived assets	(148,641)	(107,854)	(111,325)
Long-lived assets (at year end)	603,927	616,760	646,631
Total assets (at year end)	2,396,557	2,476,112	2,343,289
Segment Total | International
Segment Reporting Information [Line Items]
Service revenue	512,660	512,004	473,653
Product sales	314,644	341,070	156,976
Total revenue	827,304	853,074	630,629
Operating income (loss)	144,125	164,949	156,295
Depreciation and amortization	49,739	44,787	39,027
Expenditures for long-lived assets	(97,957)	(93,666)	(43,716)
Long-lived assets (at year end)	284,276	236,043	184,553
Total assets (at year end)	3,021,448	2,950,807	1,868,190
Segment Total | Italy
Segment Reporting Information [Line Items]
Service revenue	1,759,843	1,702,174	2,104,996
Product sales	1,295	1,872	3,366
Total revenue	1,761,138	1,704,046	2,108,362
Operating income (loss)	585,517	554,937	711,881
Depreciation and amortization	144,165	146,265	172,622
Expenditures for long-lived assets	(91,834)	(22,422)	(78,858)
Long-lived assets (at year end)	275,079	220,910	294,360
Total assets (at year end)	3,724,856	2,855,797	3,367,591
Corporate Support
Segment Reporting Information [Line Items]
Service revenue	0	0	0
Product sales	0	0	0
Total revenue	0	0	0
Operating income (loss)	(245,600)	(292,371)	(150,268)
Depreciation and amortization	12,454	13,113	4,575
Expenditures for long-lived assets	(3,460)	(11,618)	(3,489)
Long-lived assets (at year end)	0	0	0
Total assets (at year end)	339,810	754,296	481,421
Purchase Accounting
Segment Reporting Information [Line Items]
Service revenue	(437)	(9,358)	722
Product sales	(1,139)	(6,183)	0
Total revenue	(1,576)	(15,541)	722
Operating income (loss)	(468,125)	(364,430)	(78,204)
Depreciation and amortization	438,052	342,052	78,927
Expenditures for long-lived assets	0	0	0
Long-lived assets (at year end)	0	0	0
Total assets (at year end)	$ 0	$ 0	$ 0